Employee Benefit Plans - Summary of ESOP Shares (Details) - USD ($) shares in Thousands, $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Employee Stock Ownership Plan E S O P Shares In E S O P [Abstract]
Allocated shares	747	643
Shares committed to be released	21	21
Unearned shares	990	1,113
Total ESOP Shares	1,758	1,777
Fair value of unearned shares	$ 16,021	$ 16,834